Note 12 - Income Tax Charge / (Credit) - Components of Income Tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Current tax	$ 2,019	$ 352	$ (1,864)
Deferred tax	(11,034)	(1,213)	210
TAX CREDIT	$ (9,015)	$ (861)	$ (1,654)